CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions	INR (₨) shares	USD ($) shares	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid In Capital INR (₨)	Additional Paid In Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Retained Earnings Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Statutory Reserve INR (₨) [1]	Statutory Reserve USD ($)	[1]	Accumulated Other Comprehensive Income (Loss) INR (₨)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Total HDFC Bank Limited Shareholders' Equity Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2017	₨ 1,027,901.1				₨ 5,125.1		₨ 442,721.8		₨ 364,471.9				₨ 187,703.2			₨ 26,031.6				₨ 1,026,053.6				₨ 1,847.5
Balance at Mar. 31, 2017 | shares					5,125,091,434	5,125,091,434
Shares issued upon exercise of options	27,259.1				₨ 65.1		27,194.0													27,259.1
Shares issued upon exercise of options (in shares) | shares					65,089,100	65,089,100
Share-based compensation	6,594.6						6,594.6													6,594.6
Dividends, including dividend tax	(34,490.3)								(34,490.3)											(34,490.3)
Change in ownership interest in subsidiary	(143.3)						60.0													60.0				(203.3)
Shares issued to noncontrolling interest	366.5																			0.0				366.5
Transfer to statutory reserve	0.0								(45,620.3)				45,620.3							0.0
Net income	178,833.9								178,514.9											178,514.9				319.0
Net change in accumulated other comprehensive income	(29,828.3)															(29,828.3)				(29,828.3)
Balance at Mar. 31, 2018	1,176,493.3		₨ 0.0		₨ 5,190.2		476,570.4		462,876.2		₨ 268.0		233,323.5			(3,796.7)		₨ (268.0)		1,174,163.6		₨ 0.0		2,329.7
Balance at Mar. 31, 2018 | shares					5,190,180,534	5,190,180,534
Shares issued in public offering (net of issuance cost of Rs. 1,262.9 million)	235,896.2				₨ 208.9		235,687.3													235,896.2
Shares issued in public offering (in Shares) | shares					208,888,078	208,888,078
Shares issued upon exercise of options	22,008.2				₨ 47.5		21,960.7													22,008.2
Shares issued upon exercise of options (in shares) | shares					47,544,608	47,544,608
Share-based compensation	5,343.3						5,343.3													5,343.3
Dividends, including dividend tax	(41,015.2)								(41,015.2)											(41,015.2)
Change in ownership interest in subsidiary	0.0						201.9													201.9				(201.9)
Shares issued to noncontrolling interest	459.8																			0.0				459.8
Transfer to statutory reserve	0.0								(54,997.6)				54,997.6							0.0
Net income	220,565.5								220,103.8											220,103.8				461.7
Net change in accumulated other comprehensive income	15,873.5															15,873.5				15,873.5
Balance at Mar. 31, 2019	₨ 1,635,624.6				₨ 5,446.6		739,763.6		587,235.2				288,321.1			11,808.8				1,632,575.3				3,049.3
Balance at Mar. 31, 2019 | shares	5,446,613,220	5,446,613,220			5,446,613,220	5,446,613,220
Shares issued upon exercise of options	₨ 18,486.8				₨ 36.7		18,450.1													18,486.8
Shares issued upon exercise of options (in shares) | shares					36,673,240	36,673,240
Share-based compensation	7,476.1						7,476.1													7,476.1
Dividends, including dividend tax	(66,447.3)								(66,447.3)											(66,447.3)
Change in ownership interest in subsidiary	0.0						198.8													198.8				(198.8)
Shares issued to noncontrolling interest	466.8																							466.8
Transfer to statutory reserve	0.0								(67,717.2)				67,717.2
Net income	260,364.0	$ 3,453.7							260,269.9											260,269.9				94.1
Net change in accumulated other comprehensive income	40,522.8	537.5														40,522.8				40,522.8
Balance at Mar. 31, 2020	₨ 1,896,493.8	$ 25,155.7			₨ 5,483.3	$ 72.7	₨ 765,888.6	$ 10,159.0	₨ 713,340.6	$ 9,462.0			₨ 356,038.3	$ 4,722.6		₨ 52,331.6	$ 694.1			₨ 1,893,082.4	$ 25,110.4			₨ 3,411.4	$ 45.3
Balance at Mar. 31, 2020 | shares	5,483,286,460	5,483,286,460			5,483,286,460	5,483,286,460

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.
[2]	Effective April 1, 2018, the Bank adopted ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10)(see note 19)